Accounting policies (Details) - USD ($) $ in Millions	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Write off of unamortized debt discount	$ 87	$ 0	$ 0	$ 87	$ 0
Threshold percentage for recognizing actuarial gains and losses	10.00%			10.00%
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life				5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life				30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale				1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life				3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life				5 years